Consolidated Statement of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Treasury Stock	Retained (Deficit) Earnings	Accumulated Other Comprehensive Income	Total IGT PLC Equity	Non Controlling Interests
Balance, beginning of period at Dec. 31, 2013	$ 3,367,307	$ 215,836	$ 2,280,907	$ 0	$ 210,357	$ 108,281	$ 2,815,381	$ 551,926
Shares of common stock outstanding
Net income	99,804				86,162		86,162	13,642
Other comprehensive (loss) income, net of tax	47,827					46,922	46,922	905
Total comprehensive income (loss)	147,631				86,162	46,922	133,084	14,547
Capital increase	22,312							22,312
Stock-based payment expense	13,823		13,823				13,823
Shares issued upon exercise of stock options	5,143	409	4,734				5,143
Shares issued under stock award plans		926	(926)
Return of capital	(74,441)							(74,441)
Acquisition of non-controlling interests	(100,387)				(12,487)		(12,487)	(87,900)
Dividends declared	(156,922)				(156,922)		(156,922)
Capital reallocation					3,000		3,000	(3,000)
Dividends paid	(223,586)		(94,292)		(83,733)		(178,025)	(45,561)
Treasury stock purchases	(53,160)			(53,160)			(53,160)
Balance, end of period at Dec. 31, 2014	2,947,720	217,171	2,204,246	(53,160)	46,377	155,203	2,569,837	377,883
Shares of common stock outstanding
Net income	(55,927)				(75,574)		(75,574)	19,647
Other comprehensive (loss) income, net of tax	39,331					39,635	39,635	(304)
Total comprehensive income (loss)	(16,596)				(75,574)	39,635	(35,939)	19,343
Shares issued to acquire IGT	917,257	4,532	912,725				917,257
Capital increase	9,049							9,049
Stock-based payment expense	36,067		36,067				36,067
Shares issued upon exercise of stock options	10,831	221	10,610				10,831
Shares issued under stock award plans	(3,083)	112	(3,195)				(3,083)
Payment for accelerated stock awards	(14,867)		(14,867)				(14,867)
Return of capital	(29,695)							(29,695)
Escrow deposit returned-withdrawing shareholders	15,926				15,926		15,926
IGT stock awards attributable to purchase price	11,626		11,626				11,626
Merger of GTECH S.p.A. into IGT PLC		(217,332)	(242,932)	460,264
GTECH S.p.A. shares exchanged for IGT PLC shares		15,320	(15,320)
Share issuance costs	(3,034)		(3,034)				(3,034)
Dividends paid	(107,955)		(79,869)				(79,869)	(28,086)
Treasury stock purchases	(407,104)			(407,104)			(407,104)
Balance, end of period at Dec. 31, 2015	3,366,142	20,024	2,816,057	0	(13,271)	194,838	3,017,648	348,494
Shares of common stock outstanding
Net income	256,750				211,337		211,337	45,413
Other comprehensive (loss) income, net of tax	(33,992)					(34,195)	(34,195)	203
Total comprehensive income (loss)	222,758				211,337	(34,195)	177,142	45,616
Capital increase	40,771							40,771
Stock-based payment expense	26,346		26,346				26,346
Shares issued upon exercise of stock options	11,783	96	11,687				11,783
Shares issued under stock award plans	(1,340)	108	(1,448)				(1,340)
Payment for accelerated stock awards	(3,489)		(3,489)				(3,489)
Return of capital	(36,197)							(36,197)
Dividends paid	(207,195)				(161,179)		(161,179)	(46,016)
Other	6,086		608		1,180		1,788	4,298
Balance, end of period at Dec. 31, 2016	$ 3,425,665	$ 20,228	$ 2,849,761	$ 0	$ 38,067	$ 160,643	$ 3,068,699	$ 356,966